Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Communication Services: 6.5%
2,645,362		AT&T, Inc.	$40,579,853	2.4
660,134		Fox Corp. - Class A	20,252,911	1.2
715,719	(1)	Paramount Global - Class B	13,627,290	0.8
362,666	(2)	Walt Disney Co.	34,210,284	2.1
			108,670,338	6.5

		Consumer Discretionary: 11.4%
789,945	(2)	Amazon.com, Inc.	89,263,785	5.3
255,569	(2)	Aptiv PLC	19,988,051	1.2
512,736	(2)	Caesars Entertainment, Inc.	16,540,863	1.0
189,533	(2)	Expedia Group, Inc.	17,757,347	1.1
95,167		McDonald's Corp.	21,958,834	1.3
286,864	(1)	Ralph Lauren Corp.	24,363,360	1.5
			189,872,240	11.4

		Consumer Staples: 5.0%
520,475		Coca-Cola Co.	29,157,010	1.8
652,921		Kraft Heinz Co.	21,774,915	1.3
384,244		Philip Morris International, Inc.	31,896,094	1.9
			82,828,019	5.0

		Energy: 5.2%
797,025		BP PLC ADR	22,755,064	1.4
299,220		ConocoPhillips	30,622,175	1.8
126,711		Diamondback Energy, Inc.	15,263,607	0.9
168,332		Valero Energy Corp.	17,986,274	1.1
			86,627,120	5.2

		Financials: 11.2%
433,346		Apollo Global Management, Inc.	20,150,589	1.2
147,376		Assurant, Inc.	21,409,312	1.3
575,598		Bank of New York Mellon Corp.	22,172,035	1.3
792,341		Equitable Holdings, Inc.	20,878,185	1.3
131,536		First Republic Bank	17,172,025	1.0
402,979		JPMorgan Chase & Co.	42,111,305	2.5
314,290		Nasdaq, Inc.	17,813,957	1.1
589,028		Truist Financial Corp.	25,646,279	1.5
			187,353,687	11.2

		Health Care: 15.3%
311,590	(1)	Alcon, Inc.	18,128,306	1.1
866,052	(2)	Boston Scientific Corp.	33,542,194	2.0
453,666		Bristol-Myers Squibb Co.	32,251,116	1.9
114,571		Eli Lilly & Co.	37,046,533	2.2
69,355		Humana, Inc.	33,650,352	2.0
97,186		McKesson Corp.	33,030,606	2.0
61,272		Thermo Fisher Scientific, Inc.	31,076,546	1.8
67,604	(2)	Vertex Pharmaceuticals, Inc.	19,574,062	1.2
120,347		Zoetis, Inc.	17,846,257	1.1
			256,145,972	15.3

		Industrials: 7.7%
966,341		Howmet Aerospace, Inc.	29,888,927	1.8
829,164		nVent Electric PLC	26,209,874	1.5
466,890		Raytheon Technologies Corp.	38,219,615	2.3
129,831	(1),(2)	United Rentals, Inc.	35,069,950	2.1
			129,388,366	7.7

		Information Technology: 28.4%
160,567		Analog Devices, Inc.	22,373,406	1.3
972,291		Apple, Inc.	134,370,616	8.1
79,238		Broadcom, Inc.	35,182,464	2.1
331,399		Dolby Laboratories, Inc.	21,590,645	1.3
534,829		Microsoft Corp.	124,561,674	7.5
121,140		Motorola Solutions, Inc.	27,131,726	1.6
155,280	(2)	Palo Alto Networks, Inc.	25,433,311	1.5
53,670	(2)	Paycom Software, Inc.	17,710,563	1.1
41,499		Roper Technologies, Inc.	14,924,700	0.9
219,115	(2)	Salesforce, Inc.	31,517,502	1.9
49,782	(2)	ServiceNow, Inc.	18,798,181	1.1
			473,594,788	28.4

		Materials: 3.5%
77,296		Air Products & Chemicals, Inc.	17,989,098	1.1
294,721		Alcoa Corp.	9,920,309	0.6
142,557		CF Industries Holdings, Inc.	13,721,111	0.8
247,151		Eastman Chemical Co.	17,560,079	1.0
			59,190,597	3.5

		Real Estate: 3.0%
118,142		ProLogis, Inc.	12,003,227	0.7
140,355		Ryman Hospitality Properties	10,328,725	0.6
226,762		UDR, Inc.	9,458,243	0.6
273,550		Welltower, Inc.	17,594,736	1.1
			49,384,931	3.0

		Utilities: 2.5%
218,214		Entergy Corp.	21,958,875	1.3
533,985		Exelon Corp.	20,003,078	1.2
			41,961,953	2.5

	Total Common Stock
	(Cost $1,644,065,108)		1,665,018,011	99.7

OTHER(3): –%
		Utilities: –%
10,000,000	(4),(5)	Southern Energy (Escrow)	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $1,644,065,108)		1,665,018,011	99.7

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
		Repurchase Agreements: 1.5%
4,800,318	(6)	Bank of Montreal, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $4,801,521, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $4,896,324, due 08/01/36-09/01/52)	$4,800,318	0.3
5,650,311	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $5,651,727, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,763,317, due 11/01/22-08/20/72)	5,650,311	0.3
3,199,689	(6)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $3,200,494, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,264,521, due 10/15/22-08/15/52)	3,199,689	0.2
7,856,001	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $7,857,964, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $8,013,121, due 08/15/25-08/20/52)	7,856,001	0.5
4,143,927	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $4,144,962, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,226,908, due 10/15/24-02/15/51)	4,143,927	0.2

	Total Repurchase Agreements
	(Cost $25,650,246)		25,650,246	1.5

		Time Deposits: 0.5%
790,000	(6)	Barclays Bank PLC, 3.090%, 10/03/2022	790,000	0.1
650,000	(6)	Canadian Imperial Bank of Commerce, 3.030%, 10/03/2022	650,000	0.0
710,000	(6)	Credit Agricole, 3.060%, 10/03/2022	710,000	0.0
730,000	(6)	Landesbank Baden-Wurttemberg, 3.070%, 10/03/2022	730,000	0.0
720,000	(6)	Mizuho Bank Ltd., 3.070%, 10/03/2022	720,000	0.0
620,000	(6)	National Australia Bank Ltd., 3.050%, 10/03/2022	620,000	0.0
810,000	(6)	Royal Bank of Canada, 3.070%, 10/03/2022	810,000	0.1
820,000	(6)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	820,000	0.1
650,000	(6)	Societe Generale, 3.060%, 10/03/2022	650,000	0.0
810,000	(6)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	810,000	0.1
790,000	(6)	Toronto-Dominion Bank, 3.060%, 10/03/2022	790,000	0.1

	Total Time Deposits
	(Cost $8,100,000)		8,100,000	0.5

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
3,095,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $3,095,000)	$3,095,000	0.2

	Total Short-Term Investments
	(Cost $36,845,246)	36,845,246	2.2

	Total Investments in Securities (Cost $1,680,910,354)	$1,701,863,257	101.9
	Liabilities in Excess of Other Assets	(32,037,838)	(1.9)
	Net Assets	$1,669,825,419	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,665,018,011	$–	$–	$1,665,018,011
Other	–	–	-	-
Short-Term Investments	3,095,000	33,750,246	–	36,845,246
Total Investments, at fair value	$1,668,113,011	$33,750,246	$-	$1,701,863,257

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$–	$–
		$–	$–

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,696,009,989.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$260,217,794
Gross Unrealized Depreciation	(254,364,526)
Net Unrealized Appreciation	$5,853,268